Accrued Expenses	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accrued Expenses
5. Accrued Expenses
Accrued expenses consist of the following (in thousands):

	June 30, 2021	December 31, 2020

Employee compensation	$643	$230
Research and development	462	755
Professional and outside services	1,069	44
Interest	128	598
Income taxes payable	351	351
Other	4	6

	$2,657	$1,984